UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 04518 )

Exact name of registrant as specified in charter: Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2007 Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
8/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.1%)(a)

	Rating (RAT)	Principal amount	Value

Massachusetts (96.7%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	$2,150,000	$2,180,466
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds
(Harbor Elec. Energy Co.), 7 3/8s, 5/15/15 (SEG)	Aa3	5,115,000	5,123,849
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s,
11/1/13 (SEG)	Aa2	7,435,000	8,002,514
Fall River, G.O. Bonds, FSA
5s, 2/1/13	Aaa	1,990,000	2,140,922
5s, 2/1/12	Aaa	1,950,000	2,081,898
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace),
Ser. A, GNMA Coll., 6.35s, 2/20/32	AAA	2,100,000	2,328,963
Holden, G.O. Bonds (Multi-Purpose), FGIC, U.S. Govt.
Coll., 5 1/2s, 3/1/20 (Prerefunded)	Aaa	5,185,000	5,552,565
Lynn, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, MBIA, 5s,
6/1/22	Aaa	3,010,000	3,191,172
MA State College Bldg. Auth. Rev. Bonds, Ser. B, XLCA,
5 1/2s, 5/1/28	Aaa	4,000,000	4,696,680
MA State Dev. Fin. Agcy. Resource Recvy. Rev. Bonds
(Semass Syst.), Ser. A, MBIA, 5 1/2s, 1/1/10	Aaa	7,500,000	7,912,875
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31	BB+/P	1,440,000	1,515,168
(Lasell Village), Ser. A, 6 3/8s, 12/1/25	BB-/P	1,285,000	1,305,997
(MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12	Aa3	1,950,000	2,103,972
(MA Biomedical Research), Ser. C, 5 7/8s, 8/1/10	Aa3	1,830,000	1,939,873
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	Aaa	5,000,000	6,182,950
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,750,000	1,828,208
(Hampshire College), 5.7s, 10/1/34	BBB	1,315,000	1,394,268
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,064,210
MA State Dev. Fin. Agcy. VRDN (Boston U.)
Ser. R-4, XLCA, 3.54s, 10/1/42	VMIG1	3,200,000	3,200,000
Ser. R-3, XLCA, 3.36s, 10/1/42	VMIG1	2,290,000	2,290,000
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC,
5s, 1/1/13	AAA	3,625,000	3,657,335
MA State G.O. Bonds
Ser. B, FSA, 5 1/2s, 3/1/14 (Prerefunded)	Aaa	2,190,000	2,381,822
Ser. C, FSA, 5 1/2s, 11/1/10	Aaa	4,500,000	4,830,435
Ser. C, 5 1/4s, 8/1/15 (Prerefunded)	AAA	3,750,000	3,897,713
Ser. D, FSA, 5s, 11/1/24 (Prerefunded)	Aaa	6,500,000	7,046,780
(Construction Loan), Ser. A, FSA, 5s, 3/1/24	Aaa	13,000,000	13,774,020
Ser. D, FSA, 5s, 12/1/23 (Prerefunded)	Aaa	7,000,000	7,588,840
Ser. B, U.S. Govt. Coll., 5s, 5/1/12 (Prerefunded)	AAA	9,100,000	9,503,494
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	3,000,000	3,318,450
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,125,000	3,425,438
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,389,258
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,192,900
(Learning Ctr. for Deaf Children), Ser. C, 6 1/8s,
7/1/29	Ba2	1,000,000	1,013,390
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	3,000,000	3,265,410
(Partners Healthcare Syst.), Ser. C, 6s, 7/1/15	AA	2,100,000	2,322,033
(Partners Healthcare Syst.), Ser. C, 6s, 7/1/14	AA	1,460,000	1,616,410
(Partners Healthcare Syst.), Ser. C, 5 3/4s, 7/1/32	AA	4,000,000	4,298,640
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,055,530
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,955,000	2,034,471
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	800,000	826,216
(Williams College), Ser. G, 5 1/2s, 7/1/14	Aa1	3,665,000	3,881,015
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/11	BBB-	1,265,000	1,304,797
(Cape Cod Healthcare), Ser. B, 5.45s, 11/15/23	BBB	2,600,000	2,645,526
MBIA, 5.38s, 7/1/18	Aaa	15,800,000	15,878,526
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BBB-	3,000,000	3,028,770
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	4,250,000	4,667,860
(Partners Healthcare Syst.), Ser. B, 5 1/4s, 7/1/11	AA	3,000,000	3,147,840
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	11,506,400
(Simmons College), Ser. F, FGIC, 5s, 10/1/33	Aaa	5,245,000	5,469,853
(Wellesley College), 5s, 7/1/17	Aa1	1,000,000	1,063,410

(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s,
5/15/11	Aaa	2,000,000	2,115,360
(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s,
5/15/10	Aaa	3,840,000	4,020,019
MA State Hsg. Fin. Agcy. Rev. Bonds
(Rental Mtge.), Ser. C, AMBAC, 5 5/8s, 7/1/40	Aaa	5,000,000	5,100,000
(Single Fam. Mtge.), Ser. 86, 5.1s, 12/1/21	Aa2	375,000	380,243
(Single Fam. Mtge.), Ser. 84, 4 1/4s, 12/1/07	Aa2	435,000	435,552
(Single Fam. Mtge.), Ser. 84, 4.05s, 12/1/06	Aa2	360,000	360,155
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	1,500,000	1,507,380
(American Hinghan, Wtr. Treatment), 6 3/4s, 12/1/25	A	4,520,000	4,600,094
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	3,850,000	3,857,007
(Park School), 5.9s, 9/1/26 (Prerefunded)	A3	3,385,000	3,452,700
(Wentworth Inst. of Tech.), 5 3/4s, 10/1/28
(Prerefunded)	Baa1	1,650,000	1,749,033
MA State Port Auth. Rev. Bonds, Ser. A
MBIA, 5s, 7/1/33	AAA	2,400,000	2,498,232
AMBAC, 5s, 7/1/26	AAA	3,000,000	3,170,670
MA State School Bldg. Auth. Rev. Bonds
(Dedicated Sales Tax), Ser. A, FSA, 5s, 8/15/23	Aaa	5,000,000	5,303,150
(Dedicated Sales Tax), Ser. A, FSA, 5s, 8/15/20	Aaa	1,500,000	1,604,805
MA State Special Oblig. Dedicated Tax Rev. Bonds
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/22
(Prerefunded)	Aaa	2,000,000	2,183,680
FGIC, 5 1/4s, 1/1/20 (Prerefunded)	Aaa	5,000,000	5,459,200
MA State Wtr. Poll. Abatement Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,726,533
Ser. 5, 5 3/8s, 8/1/27 (Prerefunded)	Aaa	2,510,000	2,656,433
Ser. 7, FHLMC Coll., FNMA Coll., 5 1/4s, 2/1/17
(Prerefunded)	Aaa	2,205,000	2,354,852
MA State Wtr. Resource Auth. Rev. Bonds, Ser. A
6 1/2s, 7/15/19	Aa2	5,500,000	6,577,120
FGIC, 5 3/4s, 8/1/39 (Prerefunded)	Aaa	10,000,000	10,847,700
MBIA, 5s, 8/1/29	Aaa	4,000,000	4,207,680
MBIA, 5s, 8/1/29	Aaa	3,225,000	3,434,174
Maynard, G.O. Bonds, MBIA, 5s, 2/1/13	Aaa	1,065,000	1,145,770
Norwell, G.O. Bonds
AMBAC, 5s, 2/15/25	AAA	1,000,000	1,067,430
FGIC, 5s, 11/15/18	AAA	1,760,000	1,933,342
Quincy, Rev. Bonds, FSA, 5.3s, 1/15/11	Aaa	8,800,000	8,850,512
Route 3 North Trans. Impt. Assn. VRDN, Ser. B, AMBAC,
3.39s, 6/15/33	VMIG1	2,400,000	2,400,000
Springfield, G.O. Bonds, MBIA, 5s, 1/15/13	Aaa	1,000,000	1,075,940
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/16	AAA	210,000	232,680
5 3/8s, 11/1/16 (Prerefunded)	AAA	790,000	879,420
Westfield, G.O. Bonds, MBIA, 5s, 9/1/10	Aaa	2,190,000	2,307,056
Westford, G.O. Bonds, FGIC, 5 1/4s, 4/1/20	Aaa	1,000,000	1,066,360
			305,629,414

Puerto Rico (2.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	2,405,000	2,474,192
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A,
5 1/4s, 7/1/25	BBB	1,250,000	1,330,825
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/16	BBB	500,000	533,090
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
K, 5s, 7/1/17	BBB+	1,500,000	1,584,195
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	1,500,000	1,573,361
			7,495,663

TOTAL INVESTMENTS

Total investments (cost $299,030,328)(b)			$313,125,077

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	98	$10,522,750	Dec-06	$41,053

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
				3 month U.S. Bond Market
				Association Municipal
$7,900,000	(E)	11/22/16	4.1735%	Swap Index	$(205,260)

5,600,000	(E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	179,368

Total					$(25,892)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $315,889,163.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $299,030,328, resulting in gross unrealized appreciation and depreciation of $14,561,867 and $467,118, respectively, or net unrealized appreciation of $14,094,749.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2006.

At August 31, 2006, liquid assets totaling $10,522,750 have been designated as collateral for open futures contracts.

The rates shown on VRDN are the current interest rates at August 31, 2006.

The dates shown on debt obligations are the original maturity dates.

The fund had the following industry group concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

Health care	23.2%
Education	18.3
Water and sewer	15.3

The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

FSA	17.6%
MBIA	13.2
FGIC	12.2

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006